FORWARD FUNDS

Supplement dated May 21, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Endurance

Long/Short Fund (“Endurance Long/Short No-Load Summary Prospectus”), Summary Prospectus for

Investor Class and Institutional Class Shares of the Forward Small Cap Equity Fund (“Small Cap Equity

No-Load Summary Prospectus”), Summary Prospectus for Class C and Advisor Class Shares of the

Forward Small Cap Equity Fund (“Small Cap Equity Load Summary Prospectus”), Forward Funds

Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), and Forward Funds Class A,

Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2014

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO MANAGER

Effective May 31, 2014, David Readerman will no longer be involved in the day-to-day management of the Forward Endurance Long/Short Fund or the Forward Small Cap Equity Fund. Accordingly, effective May 31, 2014, all references to Mr. Readerman in each of the prospectuses shall be deleted.

The following information applies to the Forward Endurance Long/Short Fund only:

Effective May 31, 2014, the paragraph under the heading “Investment Advisor/Portfolio Manager” in the Forward Endurance Long/Short Fund’s “Fund Summary” section in the Endurance Long/Short No-Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

Forward Management serves as investment advisor to the Fund. The portfolio manager of the Fund is Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management and has managed the Fund since its inception in December 2011.

Additionally, effective May 31, 2014, the disclosure regarding the Forward Endurance Long/Short Fund under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” in the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The portfolio manager of the Forward Endurance Long/Short Fund is Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The following information applies to the Forward Small Cap Equity Fund only:

Effective May 31, 2014, the paragraph under the heading “Investment Advisor/Portfolio Manager” in the Forward Small Cap Equity Fund’s “Fund Summary” section in the Small Cap Equity No-Load Summary Prospectus, the Small Cap Equity Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

Forward Management serves as investment advisor to the Fund. The portfolio manager of the Fund is Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management and has managed the Fund since February 2011.

Additionally, effective May 31, 2014, the disclosure regarding the Forward Small Cap Equity Fund under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” in the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The portfolio manager of the Forward Small Cap Equity Fund is Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP END SM PM 05212014

FORWARD FUNDS

Supplement dated May 21, 2014

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2014

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO MANAGER

The following information applies to the Forward Endurance Long/Short Fund and the Forward Small Cap Equity Fund (the “Funds”) only:

Effective May 31, 2014, David Readerman will no longer be involved in the day-to-day management of the Funds. Accordingly, effective May 31, 2014, all references to Mr. Readerman in the SAI shall be deleted.

Additionally, effective May 31, 2014, the first paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management LLC: Forward Endurance Long/Short Fund and Forward Small Cap Equity Fund” in the SAI shall be replaced in its entirety to read as follows:

The Forward Endurance Long/Short Fund and Forward Small Cap Equity Fund are managed by Jim O’Donnell, CFA, Chief Investment Officer. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell managed as of December 31, 2013:

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP END SM PM SAI 05212014